Segment analysis - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Segment analysis
Revenue	$ 1,303	$ 991	$ 2,440	$ 1,930
Europe
Segment analysis
Revenue	533	464	1,032	900
Americas
Segment analysis
Revenue	770	527	1,408	1,030
Europe
Segment analysis
Revenue	530	461	1,025	894
Europe | Europe
Segment analysis
Revenue	530	461	1,025	894
North America
Segment analysis
Revenue	599	435	1,120	834
North America | Europe
Segment analysis
Revenue	2	1	4	2
North America | Americas
Segment analysis
Revenue	597	434	1,116	832
Rest of the world
Segment analysis
Revenue	174	95	295	202
Rest of the world | Europe
Segment analysis
Revenue	1	2	3	4
Rest of the world | Americas
Segment analysis
Revenue	173	93	292	198
Over time
Segment analysis
Revenue	1,036	763	1,950	1,487
Point in time
Segment analysis
Revenue	$ 267	$ 228	$ 490	$ 443